`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 21, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	252,049

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      587    54877 SH       SOLE                                      54877
AT&T Corp AT&T Wireless Group  COM              00209A106      108    18457 SH       SOLE                                      18457
Advanced Auto Parts Com        COM              00751Y106      837    15346 SH       SOLE                                      15346
American Express Co Com        COM              025816109     6440   177301 SH       SOLE                                     177301
American Intl Group Com        COM              026874107     2979    43663 SH       SOLE                                      43663
Amgen Inc                      COM              031162100      252     6019 SH       SOLE                                       6019
BP Amoco P L C Sponsored Adr   COM              055622104      312     6174 SH       SOLE                                       6174
Bank Of America Corp New       COM              060505104      942    13387 SH       SOLE                                      13387
Bell South Corp NFSC           COM              079860102     3279   104106 SH       SOLE                                     104106
Berkshire Hathaway Inc Del Cl  COM              084670108     1870       28 SH       SOLE                                         28
Berkshire Hathaway Inc Del Cl  COM              084670207    12207     5464 SH       SOLE                                       5464
Bluegreen Corp                 COM              096231105      103    30000 SH       SOLE                                      30000
Cendant Corp                   COM              151313103      512    32261 SH       SOLE                                      32261
ChevronTexaco Corp Com         COM              166764100    12233   138224 SH       SOLE                                     138224
Ciprico Inc Com                COM              172529109       46    11000 SH       SOLE                                      11000
Cisco Sys Inc                  COM              17275R102     6589   472335 SH       SOLE                                     472335
Citigroup Inc.                 COM              172967101      363     9364 SH       SOLE                                       9364
Coca-Cola                      COM              191216100     8747   156192 SH       SOLE                                     156192
Colgate Palmolive              COM              194162103      221     4419 SH       SOLE                                       4419
ConAgra, Inc.                  COM              205887102     2307    83453 SH       SOLE                                      83453
Countrywide Cr Ind Del Com     COM              222372104      255     5285 SH       SOLE                                       5285
Dell Computer                  COM              247025109     6108   233660 SH       SOLE                                     233660
Du Pont E I De Nemours Com     COM              263534109      630    14182 SH       SOLE                                      14182
Duke Energy Corp               COM              264399106     3109    99976 SH       SOLE                                      99976
E M C Corp Mass Com            COM              268648102      141    18641 SH       SOLE                                      18641
Eli Lilly & Co.                COM              532457108     2562    45418 SH       SOLE                                      45418
Ericsson L M Tel Co Adr Cl B S COM              294821400     1532  1063584 SH       SOLE                                    1063584
Exxon Mobil Corp Com           COM              30231G102    14537   355245 SH       SOLE                                     355245
Fannie Mae                     COM              313586109     5633    76384 SH       SOLE                                      76384
Freddie Mac                    COM              313400301     8767   143257 SH       SOLE                                     143257
Fulton Finl Corp PA Com        COM              360271100      308    16267 SH       SOLE                                      16267
GB Hldgs Inc Com               COM              36150A109       45    16879 SH       SOLE                                      16879
General Dynamics Corp Com      COM              369550108     7460    70143 SH       SOLE                                      70143
General Electric Co            COM              369604103     7273   250364 SH       SOLE                                     250364
Gillette                       COM              375766102     4606   135984 SH       SOLE                                     135984
Home Depot                     COM              437076102     7979   217232 SH       SOLE                                     217232
Honeywell Intl Inc             COM              438516106      533    15143 SH       SOLE                                      15143
Huntington Bancshares Com      COM              446150104      214    11002 SH       SOLE                                      11002
Intel                          COM              458140100    10926   598044 SH       SOLE                                     598044
International Business Machine COM              459200101      498     6912 SH       SOLE                                       6912
J P Morgan Chase & Co          COM              616880100     1167    34410 SH       SOLE                                      34410
Johnson & Johnson              COM              478160104     1265    24211 SH       SOLE                                      24211
Juniper Networks Inc Com       COM              48203R104       56    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109     2185    31445 SH       SOLE                                      31445
Lund Intl Hldgs Inc Com        COM              550368104       19    11500 SH       SOLE                                      11500
MBNA Corp Com                  COM              55262L100     5430   164185 SH       SOLE                                     164185
Medi-Hut Co Inc Com            COM              58438C103       69    20000 SH       SOLE                                      20000
Merck & Co, Inc.               COM              589331107     8561   169051 SH       SOLE                                     169051
Microsoft                      COM              594918104     9397   171794 SH       SOLE                                     171794
Nokia Corp Sponsored Adr       COM              654902204      185    12790 SH       SOLE                                      12790
Nortel Networks Corp New       COM              656568102       51    35000 SH       SOLE                                      35000
Northrop Grumman Corp Com      COM              666807102     3648    29185 SH       SOLE                                      29185
Oracle Corp Com                COM              68389X105     6626   699726 SH       SOLE                                     699726
Payless Cashways Inc Com Par $ COM              704378405        0    12996 SH       SOLE                                      12996
Pfizer                         COM              717081103    13654   390117 SH       SOLE                                     390117
Pro Elite Inc Com New          COM              74266D204       12    50000 SH       SOLE                                      50000
Proctor & Gamble               COM              742718109     7801    87353 SH       SOLE                                      87353
Raytheon Co Com New            COM              755111507     7388   181297 SH       SOLE                                     181297
Royal Dutch Pete. (Shell)      COM              780257804     1316    23810 SH       SOLE                                      23810
SBC Communications Inc         COM              78387G103     5298   173690 SH       SOLE                                     173690
SLM Corp                       COM              78442P106    14256   147118 SH       SOLE                                     147118
Sara Lee                       COM              803111103     2176   105412 SH       SOLE                                     105412
Student Loan Corp              COM              863902102     3318    40048 SH       SOLE                                      40048
SunTrust Banks                 COM              867914103     1585    23402 SH       SOLE                                      23402
Symmetricom Inc Com            COM              871543104       57    15500 SH       SOLE                                      15500
Teco Energy Inc.               COM              872375100     2460    99400 SH       SOLE                                      99400
Verizon Communications Com     COM              92343V104     1695    42228 SH       SOLE                                      42228
Wal-mart Stores Inc            COM              931142103      484     8793 SH       SOLE                                       8793
Walt Disney Co                 COM              254687106     1762    93214 SH       SOLE                                      93214
Worldcom Inc Com               COM              98157D106      107   128941 SH       SOLE                                     128941
Duke Energy Corp Units         PFD              264399106      667    29665 SH       SOLE                                      29665
Equity Office Pptys Tr Pfd A R PFD              294741202      630    25025 SH       SOLE                                      25025
Ford Mtr Co Cap Tr Pfd         PFD              345343206      312    12225 SH       SOLE                                      12225
General Mtrs Corp Quids 7.25%  PFD              370442816      662    26590 SH       SOLE                                      26590
General Mtrs Corp Sr Nt 7.375% PFD              370442766      297    11900 SH       SOLE                                      11900
MBNA Cap C Toprs 8.25%         PFD              55263V206      699    27535 SH       SOLE                                      27535
SBC Communications Inc Pines 7 PFD              78387G301      364    14410 SH       SOLE                                      14410
Southern Co Cap Tr III Quips 7 PFD              84258T208      742    29625 SH       SOLE                                      29625
Teco Energy Inc Eqty Sec Units PFD              872375209      420    16844 SH       SOLE                                      16844
Wells Fargo Capital IV Gtd Cap PFD              94976Y207      673    26660 SH       SOLE                                      26660
CMS Energy Corp Acts           PFD CV           125896308      206    13325 SH       SOLE                                      13325
La Quinta Pptys Inc Paired Ctf                  50419U202      299    41251 SH       SOLE                                      41251